NEW ACCOUNTING PRONOUNCEMENTS - Impact on Industrial Activities of Revenue Recognition Standard on Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,113	$ 5,430	[1]
Restricted cash	708	770	[1]
Trade receivables, net	478	496	[1]
Financing receivables, net	18,366	19,795	[1]	$ 19,133
Inventories, net	7,339	6,452	[1]
Property, plant and equipment, net	6,050	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	525	561	[1]
Equipment under operating leases	1,772	1,845	[1]
Goodwill	2,460	2,472	[1]
Other intangible assets, net	759	792	[1]
Deferred tax assets	662	852	[1]
Derivative assets	119	77	[1]
Other assets	1,861	1,925	[1]
Total Assets	45,212	48,298	[1]
LIABILITIES AND EQUITY
Debt	23,999	25,895	[1]
Trade payables	5,626	6,060	[1]
Deferred tax liabilities	93	94	[1]
Pension, postretirement and other postemployment benefits	1,613	2,300	[1]
Derivative liabilities	115	98	[1]
Other liabilities	8,990	9,594	[1]
Total Liabilities	40,436	44,041	[1]
Total Equity	4,747	4,232	[1]	$ 4,303	$ 4,320
Redeemable noncontrolling interest	29	25	[1]
Total Liabilities and Equity	45,212	48,298	[1]
Industrial activities
ASSETS
Cash and cash equivalents	3,549	4,901
Restricted cash	0	0
Trade receivables, net	478	490
Financing receivables, net	1,161	1,718
Inventories, net	7,131	6,236
Property, plant and equipment, net	6,048	6,829
Investments in unconsolidated subsidiaries and affiliates	3,193	3,173
Equipment under operating leases	37	35
Goodwill	2,306	2,316
Other intangible assets, net	746	779
Deferred tax assets	627	869
Derivative assets	116	73
Other assets	1,645	1,742
Total Assets	27,037	29,161
LIABILITIES AND EQUITY
Debt	6,627	7,443
Trade payables	5,523	5,936
Deferred tax liabilities	9	94
Pension, postretirement and other postemployment benefits	1,583	2,280
Derivative liabilities	97	88
Other liabilities	8,422	9,063
Total Liabilities	22,261	24,904
Total Equity	4,747	4,232
Redeemable noncontrolling interest	29	25
Total Liabilities and Equity	$ 27,037	29,161
As Previously Reported
LIABILITIES AND EQUITY
Total Equity		4,400			$ 4,451
As Previously Reported | Industrial activities
ASSETS
Cash and cash equivalents		4,901
Trade receivables, net		490
Financing receivables, net		1,718
Inventories, net		6,064
Property, plant and equipment, net		7,001
Investments in unconsolidated subsidiaries and affiliates		3,173
Equipment under operating leases		35
Goodwill		2,316
Other intangible assets, net		779
Deferred tax assets		835
Derivative assets		73
Other assets		1,706
Total Assets		29,091
LIABILITIES AND EQUITY
Debt		7,396
Trade payables		5,936
Deferred tax liabilities		97
Pension, postretirement and other postemployment benefits		2,280
Derivative liabilities		88
Other liabilities		8,869
Total Liabilities		24,666
Total Equity		4,400
Redeemable noncontrolling interest		25
Total Liabilities and Equity		29,091
Adjustment Due to ASC | Industrial activities | Adjustment Due to Adoption of New Accounting Pronouncements
ASSETS
Inventories, net		172
Property, plant and equipment, net		(172)
Deferred tax assets		34
Other assets		36
Total Assets		70
LIABILITIES AND EQUITY
Debt		47
Deferred tax liabilities		(3)
Other liabilities		194
Total Liabilities		238
Total Equity		(168)
Total Liabilities and Equity		$ 70

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).